UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         December 31, 2003

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       February 27, 2004

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:      $212,782,311.80



List of Other Included Managers:




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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone


Grupo Televisa SA De CV       Sp ADR Rep Ord	 40049J206 27382 686970Sh    Sole
686970    0    0
Silicone Precision Inds L        SPONSD ADR SPL	 827084864 1023 198800Sh    Sole
198800    0    0
AU Optronics Corp        SPONSORED ADR	 002255107 334 28100Sh    Sole
28100    0    0
Kerzner International Ltd        Shs	 P6065Y107 1519 39000Sh    Sole
39000     0    0
Mobile Telesystems OJSC       Sponsored ADR	 607409109 31664 382420Sh    Sole
382420     0    0
Nortel Networks Corp New        Com	 656568102 53267 12592700Sh    Sole
12592700     0    0
Seagate Technology        Shs	 G7945J104 12785 676500Sh    Sole
676500    0    0
Taiwan Semi-ADR       Sponsored ADR	 874039100 23011 2247240Sh    Sole
2247240    0    0
Compania Vale Do Rio Doce       Sponsored ADR	 204412209 27992 478500Sh    Sole
478500    0    0
ICICI BK LTD        ADR	 45104G104 795 46300Sh    Sole
46300    0    0
Viacom Inc       CL A	 925524100 314 7100Sh    Sole
7100    0    0
Verizon Communications       Com	 92343V104 326 9300Sh    Sole
9300    0    0
Varian Med Sys Inc       Com	 92220P105 442 6400Sh    Sole
6400    0    0
Utstarcom Inc      Com	 918076100 511 13800Sh    Sole
13800    0    0
Toro Co       Com	 8910292108 733 15800Sh    Sole
15800    0    0
Toll Brothers Inc       Com	 889778103 524 13200Sh    Sole
13200    0    0
Rohm & Haas Co       Com	 775371107 217 5100Sh    Sole
5100    0    0
Rogers Corp       Com	 775133101 538 12200Sh    Sole
12200    0    0
Qualcomm Inc       Com	 747525103 976 18100Sh    Sole
18100    0    0
Pizer Inc       Com	 717081103 476 13500Sh    Sole
13500    0    0
Omnivsion Technologies Inc       Com	 68218103 635 11500Sh    Sole
11500    0    0
Nextel Communications Inc       CL A	 65332V103 1655 59000Sh    Sole
59000    0    0
Monster Worldwide Inc       Com	 611742107 278 12700Sh    Sole
12700    0    0
McDonalds Corp       Com	 580135101 506 20400Sh    Sole
20400    0    0
MBNA Corp       Com	 55262L100 323 13000Sh    Sole
13000    0    0
Lucent Technologies Inc        Com	 549463107 412 145100Sh    Sole
145100     0    0
Joy Global Inc        Com	 481165108 222 8500Sh    Sole
8500     0    0
Intel Corp        Com	 458140100 221 6900Sh    Sole
6900     0    0
International Game Technology        Com	 459902102 885 24800Sh    Sole
24800     0    0
Ingersoll-Rand Company ltd        CL A	 G4776G101 1072 15800Sh    Sole
15800     0    0
Harley Davidson Inc        Com	 412822108 532 11200Sh    Sole
11200     0    0
Guidant Corp        Com	 401698105 764 12700Sh    Sole
12700     0    0
Goldman Sachs Group Inc        Com	 38141G104 779 7900Sh    Sole
7900     0    0
Gap Inc Del        Com	 364760108 645 27800Sh    Sole
27800     0    0
Fleetboston Finl Corp        Com	 339030108 571 13100Sh    Sole
13100     0    0
Expessjet Holdings Inc        CL A	 30218U108 300 20000Sh    Sole
20000     0    0
Earthlink Inc       Com	 270321102 538 53800Sh    Sole
53800     0    0
E Trade Group Inc       Com	 269246104 487 38500Sh    Sole
38500     0    0
Corning Inc       Com	 219350105 729 69900Sh    Sole
69900     0    0
Coach Inc       Com	 189754104 324 8600Sh    Sole
8600     0    0
Citigroup Inc       Com	 172967101 878 18100Sh    Sole
18100     0    0
Cisco Sys Inc       Com	 17275R102 215 8900Sh    Sole
8900     0    0
Chicos Fas Inc       Com	 168615102 413 11200Sh    Sole
11200     0    0
Becton Dickenson & Co       Com	 075887109 444 10800Sh    Sole
10800     0    0
Amgen Inc       Com	 031162100 210 3400Sh    Sole
3400     0    0
Alberto Culver Co       Com	 013068101 264 4200Sh    Sole
4200     0    0
Aflac Inc       Com	 001055102 466 12900Sh    Sole
12900     0    0
Accenture Ltd Bermuda       CL A	 G1150G111 350 13300Sh    Sole
13300     0    0
Flextronics Intl Ltd       Ord	 Y2573F102 1163 78600Sh    Sole
78600    0    0
Yellow Corp       Com	 985577105 426 11800Sh    Sole
11800    0    0
Petroleo Brasileiro Sa Petro       Sponsored ADR	 71654V08 2719 93000Sh    Sole
93000    0    0
Satyam Computor Services Ltd       ADR	 804098101 3364 114700Sh    Sole
114700    0    0
Open JT STK Co-Vimpel Commun       Sponsored ADR	 68370R109 624 8500Sh    Sole
8500    0    0
Tyco Intl Ltd New        Com	 902124106 2467 93100Sh    Sole
93100     0    0
Telesystem Intl Wireless Inc        Com New	 879946606 2048 245000Sh    Sole
245000     0    0

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